Critical accounting estimates and judgements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022
Put options
Disclosure of detailed information about property, plant and equipment [line items]
Derivative financial liabilities		€ 0.0
ShipUp | Put options
Disclosure of detailed information about property, plant and equipment [line items]
Derivative, percentage considered payables		100.00%
Derivative financial liabilities		€ 0.0
Offices
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Refund points
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years
IT contracts
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	5 years
Others
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term	3 years